Label	Element	Value
Innovator Premium Income 30 Barrier ETF® - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator Premium Income 30 Barrier ETF® - July | S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.40%
Innovator Premium Income 30 Barrier ETF® - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF® - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF® - July | S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF® - July | S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(15.60%)